Nov. 26, 2021
KraneShares California Carbon Allowance ETF
KraneShares California Carbon Allowance ETF
Change in Investment Objective

Effective December 3, 2021, the disclosure under “Investment Objective” in the Fund’s Prospectus is deleted and replaced with the following.

The KraneShares California Carbon Allowance Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of the IHS Markit Carbon CCA Index (the “Index”).

Change in Principal Investment Strategies

Effective December 3, 2021, the first paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and the first and second paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus are deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to carbon credit futures that are substantially the same as those included in the Index. The Index is designed to measure the performance of a portfolio of futures contracts on carbon credits issued under the California Carbon Allowance “cap and trade” regime (“carbon credit futures”). The Index includes only carbon credit futures that mature in December of the next one to two years. The Fund may also invest directly and indirectly in certain debt instruments.

Effective December 3, 2021, the fourth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus and sixth paragraph under the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus are deleted and replaced with the following:

While the Fund will generally seek to obtain exposure to the same carbon credit futures that are in the Index, the Fund and Subsidiary may not replicate the Index. For example, the Fund may invest in carbon credit futures with different maturity dates (i.e., not one of the next two Decembers), the Fund may weight the carbon credit futures differently than the Index, or the Fund may purchase carbon credit futures on different dates than the rebalancing date for the Index.

Effective December 3, 2021, the “Temporary Defensive Positions” section in the “Additional Information about Principal Investment Strategies” section of the Fund’s Statutory Prospectus is deleted.

Change in Principal Risks

Effective December 3, 2021, in the “Principal Risks” section of the Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Effective December 3, 2021, in the “Principal Investment Risks” section of the Statutory Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Index, and does not take temporary positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is expected that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Index. There is no guarantee that the Index will create the desired exposure.

Unlike an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Index.

Effective December 3, 2021, the following risk is added to the “Principal Risks” section of the Prospectus for the Fund:

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund investments in carbon credit futures with different maturity dates, the Fund weighing the carbon credit futures differently than the Index, and the Fund’s purchase of carbon credit futures on different dates than the rebalancing date for the Index. To the extent that the Fund invests in other instruments that are consistent with its investment objective, such as futures contracts that are not carbon credit futures, options on futures contracts, swap contracts, and other investment companies and notes, the Fund’s ability to track the Index may be adversely affected.

KRANE SHARES TRUST

KraneShares California Carbon Allowance ETF

(the “Fund”)

Supplement dated November 26, 2021 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated September 27, 2021.

Change in Fund Name

Effective December 3, 2021, the name of KraneShares California Carbon Allowance ETF will be changed to KraneShares California Carbon Allowance Strategy ETF and all references to KraneShares California Carbon Allowance ETF will be replaced with KraneShares California Carbon Allowance Strategy ETF as of that date.